Advance to Suppliers (Details) ¥ in Thousands			12 Months Ended
	Mar. 23, 2023 USD ($)	Mar. 23, 2023 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Aug. 31, 2024 USD ($)	Oct. 31, 2023 USD ($)	Sep. 30, 2022 USD ($)
Advance to Suppliers [Line Items]
Advance to suppliers			$ 92,304,699	$ 38,602,304		$ 69,314	$ 19,902,929	$ 16,620,077
Allowance for doubtful accounts			4,583,092
Provision for doubtful accounts			5,037,951	$ 2,215,016	$ 4,509,634
Reversed due to recoveries			194,911
Provision for doubtful accounts			1,155,968
Payments to suppliers	$ 1,117,664	¥ 7,710
Suppliers [Member]
Advance to Suppliers [Line Items]
Provision for doubtful accounts			2,203,520
Reversed due to recoveries			$ 338,645